UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 1999

Check here if Amendment [x]:  Amendment Number:  1
     This Amendment  (Check only one): [x] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Robert E. Torray & Co. Inc.
Address:       6610 Rockledge Drive, Suite 450,
               Bethesda, Maryland 20817

               ---------------------------------

Form 13F File Number:    28-568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          William M. Lane
Title:         Vice President
Phone:         (301) 493-4600

Signature, Place, and Date of Signing:

 /s/ WILLIAM M LANE                     Bethesda, Maryland            5/7/99
 ------------------------------         ---------------------       -----------
      [Signature]                         [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 1999

                       If amended report check here: _____



Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19 ___ .



                                          By:_________________________________
                                                 William M Lane, Vice President
                                                 for Robert E. Torray & Co. Inc.

March 31, 1999                   Form 13F - Robert E. Torray & Co. Inc.



                  Item 1                       Item 2          Item 3          Item 4         Item 5                 Item 6

                                               Title           CUSIP       Fair Market        Total       Invest
Name of Issuer                               of Class         Number          Value           Shares      (a)Sole  (b)Shared
--------------                               --------         ------          -----           ------      -------  ---------


A T & T Corporation                           common        001957109      126,556,685      1,585,675     X
 ..............................................................................................................................
Allied Signal, Inc.                           common        019512102       37,835,025        769,200     X
 ..............................................................................................................................
American Express Company                      common         02581610      122,642,512      1,041,550     X
 ..............................................................................................................................
American Home Products Corporation            common         02330910       90,306,000      1,384,000     X
 ..............................................................................................................................
Amgen, Inc.                                   common        031162100      138,421,412      1,848,700     X
 ..............................................................................................................................
Archer Daniels Midland Company                common         03948310       64,884,558      4,417,672     X
 ..............................................................................................................................
Bank One Corporation                          common        06423A103      116,966,735      2,124,254     X
 ..............................................................................................................................
Boeing Company, The                           common         09702310       49,584,240      1,458,360     X
 ..............................................................................................................................
Boston Scientific Corporation                 common        101137107      152,230,000      3,747,200     X
 ..............................................................................................................................
Bristol-Myers Squibb Company                  common         11012210       80,830,845      1,260,520     X
 ..............................................................................................................................
Callaway Golf Company                         common        131193104        9,185,050        901,600     X
 ..............................................................................................................................
Carramerica Realty Company                    common        144418100        2,241,550        101,600     X
 ..............................................................................................................................
CitiGroup, Inc.                               common        172967101      244,430,270      3,826,697     X
 ..............................................................................................................................
Crown Cork & Seal Co. Inc.                    common         22825510       34,717,719      1,215,500     X
 ..............................................................................................................................
Disney (Walt) Company                         common         25468710       30,281,513        972,900     X
 ..............................................................................................................................
Du Pont (E.I.) de Nemours                     common         26353410      103,960,906      1,790,500     X
 ..............................................................................................................................
Electronic Data Systems Corporation           common        285661104      151,340,225      3,108,400     X
 ..............................................................................................................................
Franklin Resources, Inc.                      common        354613101       92,007,000      3,271,360     X
 ..............................................................................................................................
General Dynamics Corporation                  common         36955010       68,657,550      1,068,600     X
 ..............................................................................................................................
Hughes Electronics Corporation GM  "H"        common        370442832      173,802,581      3,445,900     X
 ..............................................................................................................................
Gilette Company, The                          common        375766102      124,402,688      2,093,000     X
 ..............................................................................................................................
Illinois Tool Works                           common         45230810      128,334,938      2,074,100     X
 ..............................................................................................................................
I B M Corporation                             common         45920010      107,466,675        606,300     X
 ..............................................................................................................................
Johnson & Johnson                             common         47816010       66,852,500        715,000     X
 ..............................................................................................................................
Kimberly Clark Corporation                    common        494368103       89,278,896      1,862,402     X
 ..............................................................................................................................
Mattel Inc.                                   common         57708110       31,957,406      1,281,500     X
 ..............................................................................................................................
Mellon Bank Corporation                       common        585509102      106,252,175      1,509,800     X
 ..............................................................................................................................
Molex, Inc. A                                 common        608554200       24,004,238        927,700     X
 ..............................................................................................................................
J.P. Morgan & Company                         common         61688010      160,621,913      1,301,900     X
 ..............................................................................................................................
Northrop Grumman Corporation                  common         66680710       69,945,975      1,168,200     X
 ..............................................................................................................................
PanAmSat Corporation                          common        697933109       10,308,600        331,200     X
 ..............................................................................................................................
Ralston Purina Company                        common        751277302       45,304,540      1,697,594     X
 ..............................................................................................................................
Raytheon Company Class A                      common        755111309       55,363,597        958,677     X
 ..............................................................................................................................
SLM Holding Corp.                             common        78442A109      160,372,188      3,841,250     X
 ..............................................................................................................................
U. S. Satellite Bradcasting Company, Inc.     common        912534104       51,375,000      3,000,000     X
 ..............................................................................................................................
Loral Space & Communications Ltd.             common        G56462107       64,313,288      4,454,600     X
 ..............................................................................................................................

                                                                      =================
Total                                                                    3,187,036,993
                                                                      =================





                  Item 1                      Item 7                         Item 8

                                                                        Voting Authority
Name of Issuer                                Managers      (a) Sole       (b) Shared     (c)None
--------------                                --------      --------       ----------     -------


A T & T Corporation                            All         1,585,675
 ................................................................................................
Allied Signal, Inc.                            All           769,200
 ................................................................................................
American Express Company                       All         1,041,550
 ................................................................................................
American Home Products Corporation             All         1,384,000
 ................................................................................................
Amgen, Inc.                                    All         1,848,700
 ................................................................................................
Archer Daniels Midland Company                 All         4,417,672
 ................................................................................................
Bank One Corporation                           All         2,124,254
 ................................................................................................
Boeing Company, The                            All         1,458,360
 ................................................................................................
Boston Scientific Corporation                  All         3,747,200
 ................................................................................................
Bristol-Myers Squibb Company                   All         1,260,520
 ................................................................................................
Callaway Golf Company                          All           901,600
 ................................................................................................
Carramerica Realty Company                     All           101,600
 ................................................................................................
CitiGroup, Inc.                                All         3,826,697
 ................................................................................................
Crown Cork & Seal Co. Inc.                     All         1,215,500
 ................................................................................................
Disney (Walt) Company                          All           972,900
 ................................................................................................
Du Pont (E.I.) de Nemours                      All         1,790,500
 ................................................................................................
Electronic Data Systems Corporation            All         3,108,400
 ................................................................................................
Franklin Resources, Inc.                       All         3,271,360
 ................................................................................................
General Dynamics Corporation                   All         1,068,600
 ................................................................................................
Hughes Electronics Corporation GM  "H"         All         3,445,900
 ................................................................................................
Gilette Company, The                           All         2,093,000
 ................................................................................................
Illinois Tool Works                            All         2,074,100
 ................................................................................................
I B M Corporation                              All           606,300
 ................................................................................................
Johnson & Johnson                              All           715,000
 ................................................................................................
Kimberly Clark Corporation                     All         1,862,402
 ................................................................................................
Mattel Inc.                                    All         1,281,500
 ................................................................................................
Mellon Bank Corporation                        All         1,509,800
 ................................................................................................
Molex, Inc. A                                  All           927,700
 ................................................................................................
J.P. Morgan & Company                          All         1,301,900
 ................................................................................................
Northrop Grumman Corporation                   All         1,168,200
 ................................................................................................
PanAmSat Corporation                           All           331,200
 ................................................................................................
Ralston Purina Company                         All         1,697,594
 ................................................................................................
Raytheon Company Class A                       All           958,677
 ................................................................................................
SLM Holding Corp.                              All         3,841,250
 ................................................................................................
U. S. Satellite Bradcasting Company, Inc.      All         3,000,000
 ................................................................................................
Loral Space & Communications Ltd.              All         4,454,600
 ................................................................................................
